Investments	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Investments
9. Investments

EUR Millions					June 30, 2024
	Insurance related
	Insurance contracts		Investment contracts with DPF
	Direct Part.	Without direct part.	Direct Part.	Without direct part.	Non- Insurance related	Total

Financial assets measured at FVOCI – with recycling	-	44,758	-	6,558	48	51,364

Financial assets measured at FVOCI – no recycling	-	38	-	-	1	39

Financial assets measured at amortized cost	-	8,001	-	2,340	85	10,425

Financial assets measured at FVPL – designated	114,101	2,167	50,719	19	44,427	211,433

Financial assets measured at FVPL – mandatory	-	6,414	-	632	114	7,160

Total financial assets, excluding derivatives	114,101	61,378	50,719	9,550	44,673	280,421

Investments in real estate	227	56	144	-	63	491

Total investments	114,328	61,434	50,864	9,550	44,736	280,911
						December 31, 2023
	Insurance related
	Insurance contracts		Investment contracts with DPF
	Direct Part.	Without direct part.	Direct Part.	Without direct part.	Non- Insurance related	Total

Financial assets measured at FVOCI – with recycling	-	44,404	-	5,854	97	50,354

Financial assets measured at FVOCI – no recycling	-	9	-	-	1	10

Financial assets measured at amortized cost	-	7,941	-	2,216	70	10,227

Financial assets measured at FVPL – designated	107,714	2,078	47,759	19	38,347	195,916

Financial assets measured at FVPL – mandatory	-	8,889	-	386	111	9,386

Total financial assets, excluding derivatives	107,714	63,321	47,759	8,474	38,626	265,894

Investments in real estate	227	55	152	-	54	488

Total investments	107,941	63,376	47,911	8,474	38,680	266,382
Financial assets excluding derivatives

EUR millions

Financial assets	June 30, 2024	December 31, 2023

where Aegon bears the risk	71,558	72,504
where policyholders bear the risk	208,862	193,390

Total	280,421	265,894

Financial assets, where Aegon bears the risk, excluding derivatives

EUR millions	FVOCI (with recycling)	FVOCI (no recycling)	Amortized cost	FVPL (designated)	FVPL (mandatory)	Total	Fair value

Shares	-	39	-	-	274	313	313

Debt securities	48,310	-	67	1,638	814	50,829	50,829

Money market and other short-term investments	3,025	-	-	156	1,908	5,089	5,089

Deposits with financial institutions	-	-	18	-	-	18	18

Loans	-	-	10,340	73	-	10,413	9,175

Other	29	-	1	704	4,163	4,897	4,897

June 30, 2024	51,364	39	10,425	2,570	7,160	71,558	70,320

EUR millions	FVOCI (with recycling)	FVOCI (no recycling)	Amortized cost	FVPL (designated)	FVPL (mandatory)	Total	Fair value

Shares	-	10	-	-	291	300	300

Debt securities	47,191	-	52	1,538	858	49,639	49,639

Money market and other short-term investments	3,135	-	-	215	3,999	7,349	7,349

Deposits with financial institutions	-	-	18	-	-	18	18

Loans	-	-	10,157	-	-	10,157	9,025

Other	29	-	1	773	4,239	5,041	5,041

December 31, 2023	50,354	10	10,227	2,526	9,386	72,504	71,372
Financial assets where policyholders bear the risk, excluding derivatives

EUR millions	June 30, 2024	December 31, 2023

Shares	18,421	16,191

Debt securities	6,316	6,172

Money market and other short-term investments	1,571	1,346

Unconsolidated investment funds	180,805	167,411

Deposits with financial institutions	1,749	2,271

Other	-	-

Total	208,862	193,390